Related Party Transactions (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Sep. 05, 2018	May 30, 2018	May 25, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions (Textual)
Revenues from related party				$ 1,240,708	$ 2,170,838	$ 2,720,936
Accounts receivable from related party					172,237
Subscription receivables						740,000
Repayments to related parties				8,959,411	6,699,036	195,228
Borrowing amount of related party				9,293,654	4,032,044	3,766,201
Description of related party transactions	The Company disposed 90% of AGM Belize for $450,000 to Mr. Zhentao Jiang, a related party who is a director and principal shareholder of the Company. According to the equity transfer agreement, Mr. Zhentao Jiang will assume 90% assets and liabilities of AGM Belize and will be responsible to retrieve the investment funds to return to the Company's former customers. As of December 31, 2018, Mr. Zhentao Jiang retrieved and returned $2,320,023 in cash to the Company's former customers directly.	The Company's subsidiary, AGM HK paid 50% of total purchase price of $22,635 and the remaining balance of $11,318 was recorded as due to related parties at December 31, 2018.	The Company purchased AGM Global Asset Management Ltd from a third-party entity which was owned by two related parties: Mr. Wenjie Tang, Chief Executive Officer, and Mr. Yufeng Mi, Chief Technology Officer.
Advance Agreement One [Member]
Related Party Transactions (Textual)
Borrowing amount of related party				$ 2,305,000
Loan interest-free and payable date				Dec. 31, 2018
Description of related party transactions				The term of the loan is two years from January 1, 2017 to December 31, 2018.
Balance amount of related party transactions				$ 0	1,301,534
Advance Agreement One [Member] | RMB [Member]
Related Party Transactions (Textual)
Borrowing amount of related party				15,000,000
Zhentao Jiang [Member]
Related Party Transactions (Textual)
Operating expenses				419,645	142,085
Balance amount of related party transactions				1,307,264	0
Additional balance owed					0
Wenjie Tang [Member]
Related Party Transactions (Textual)
Operating expenses				419,645	142,085
Balance amount of related party transactions				11,318	19,949
Additional balance owed					1,321,483
Guofu Zhang [Member]
Related Party Transactions (Textual)
Operating expenses				419,645	142,085
Balance amount of related party transactions				29,399	40,902
Additional balance owed					40,902
Bin Liu [Member]
Related Party Transactions (Textual)
Operating expenses					142,085
IIG Ltd [Member]
Related Party Transactions (Textual)
Accounts receivable from related party				$ 0	$ 172,237	$ 247,000